Operating Lease - Summary of Components of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expenses	¥ 116,091	¥ 71,706	¥ 42,508
Expenses for short-term lease within 12 months	2,177	2,167	9,245
Total lease expenses	¥ 118,268	¥ 73,873	¥ 51,753